INCOME TAXES - Components of the deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Guarantee liabilities	¥ 386,781	¥ 114,405
Advertising expenses	148,613	61,201
Provision for accounts receivable and contract assets	34,695	9,390
Provision for loan losses	14,220	3,102
Accrued expenses	13,990	7,923
Net operating loss carry forwards	5,056
Total deferred tax assets	603,355	196,021
Deferred tax liabilities
Uncollected revenues	(619,113)	(120,485)
Total deferred tax liabilities	(619,113)	(120,485)
Net deferred tax assets		75,536
Net deferred tax (liabilities)	(15,758)
Allowance for deferred tax assets	0	0
Undistributed earnings	¥ 1,954,077	144,149
Withholding income tax rate on dividends (as a percent)	10.00%
Minimum withholding income tax rate on dividends (as a percent)	5.00%
Direct ownership percentage threshold	25.00%
Maximum withholding income tax rate on dividends (as a percent)	10.00%
Withholding income taxes for undistributed profits	¥ 0	¥ 0